Loan impairment provisions	12 Months Ended
Dec. 31, 2021
Loan impairment provisions
Loan impairment provisions

15 Loan impairment provisions

Loan exposure and impairment metrics

There is a risk that customers and counterparties fail to meet their contractual obligation to settle outstanding amounts, known as expected credit losses (ECL). The calculation of ECL considers historic, current and forward-looking information to determine the amount we do not expect to recover. ECL is recognised on current and potential exposures, and contingent liabilities.

For accounting policy information see Accounting policies note 11. Further disclosures on credit risk and information on ECL methodology are shown from page 181 of the NatWest Group 2021 Annual Report and Form 20-F Information included as Exhibit 15.2 to this Form 20-F.

The table below summarises loans and credit impairment measures within the scope of IFRS 9 Expected credit losses framework.

	2021	2020
	£m	£m
Loans - amortised cost
Stage 1	330,824	287,124
Stage 2	33,981	78,917
Stage 3	5,022	6,358
Of which: individual	1,215	2,292
Of which: collective	3,807	4,066
	369,827	372,399
ECL provisions (1)
- Stage 1	302	519
- Stage 2	1,478	3,081
- Stage 3	2,026	2,586
Of which: individual	363	831
Of which: collective	1,663	1,755
	3,806	6,186
ECL provision coverage (2,3)
- Stage 1 (%)	0.09	0.18
- Stage 2 (%)	4.35	3.90
- Stage 3 (%)	40.34	40.67
	1.03	1.66
Continuing operations
Impairment (releases)/losses
ECL (release)/charge (3,4)	(1,278)	3,131
Stage 1	(1,377)	(89)
Stage 2	(187)	2,601
Stage 3	286	619
Of which: individual	20	194
Of which: collective	266	425

Amounts written off	876	937
Of which: individual	455	191
Of which: collective	421	746

(1)	Includes £5 million (2020 - £6 million) related to assets classified as FVOCI.
(2)	ECL provisions coverage is calculated as total ECL provisions divided by third party loans – amortised cost and FVOCI.
(3)	Includes a £3 million charge (2020 - £12 million charge) related to other financial assets, of which £2 million release (2020 - £2 million charge) related to assets classified as FVOCI; and £34 million release (2020 - £28 million charge) related to contingent liabilities.
(4)	Comparative results have been re-presented from those previously published to reclassify certain operations as discontinued operations as described in Note 8.
(5)	The table shows gross loans only and excludes amounts that are outside the scope of the ECL framework. Refer to Financial instruments within the scope of the IFRS 9 ECL framework for further details. Other financial assets within the scope of the IFRS 9 ECL framework were cash and balances at central banks totalling £176.3 billion (2020 - £122.8 billion) and debt securities of £44.9 billion (2020 – £53.8 billion).

15 Loan impairment provisions continued

Credit risk enhancement and mitigation

For information on Credit risk enhancement and mitigation held as security, refer to Risk and capital management – Credit risk enhancement and mitigation section.

Critical accounting policy: Loan impairment provisions

Accounting policies note 11 sets out how the expected loss approach is applied. At 31 December 2021, customer loan impairment provisions amounted to £3,806 million (2020 - £6,186 million). A loan is impaired when there is objective evidence that the cash flows will not occur in the manner expected when the loan was advanced. Such evidence includes, changes in the credit rating of a borrower, the failure to make payments in accordance with the loan agreement, significant reduction in the value of any security, breach of limits or covenants, and observable data about relevant macroeconomic measures.

The impairment loss is the difference between the carrying value of the loan and the present value of estimated future cash flows at the loan's original effective interest rate.

The measurement of credit impairment under the IFRS expected loss model depends on management's assessment of any potential deterioration in the creditworthiness of the borrower, its modelling of expected performance and the application of economic forecasts. All three elements require judgments that are potentially significant to the estimate of impairment losses. For further information and sensitivity analysis, refer to Risk and capital management - Measurement uncertainty and ECL sensitivity analysis section.

IFRS 9 ECL model design principles

Refer to Credit risk – IFRS 9 ECL model design principles section for further details.

Approach for multiple economic scenarios (MES)

The base scenario plays a greater part in the calculation of ECL than the approach to MES. Refer to Credit risk - Economic loss drivers - Probability weightings of scenarios section for further details.